Deposits, Prepayment and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Deposits, Prepayment and Other Receivables
Schedule of deposits, prepayment and other receivables

	December 31,	December 31,
	2023	2024
	HK$	HK$

Prepaid insurance and others	2	—
Other receivables and deposit paid	4,267	—
	4,269	—